UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
1 Iron Street, Boston, MA 02210
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

(415) 670-2000

Registrant’s telephone number, including area code:

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedules of Investments

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 99.77%

AUSTRALIA — 51.11%
ALS Ltd.	312,051	$1,402,409
Amcor Ltd./Australia	77,886	845,518
AusNet Services	1,126,081	1,350,685
Australia & New Zealand Banking Group Ltd.	91,082	2,025,254
Bendigo & Adelaide Bank Ltd.	250,146	2,383,224
Commonwealth Bank of Australia	22,537	1,397,118
Mineral Resources Ltd.	167,445	1,562,254
Monadelphous Group Ltd.	318,904	2,515,377
National Australia Bank Ltd.	85,331	1,964,747
Suncorp Group Ltd.	130,089	1,286,804
Sydney Airport	175,252	778,299
Telstra Corp. Ltd.	328,736	1,247,799
Westpac Banking Corp.	57,428	1,382,444
Woodside Petroleum Ltd.	64,353	1,541,819

		21,683,751
HONG KONG — 24.47%
Giordano International Ltd.	4,584,000	2,487,146
Hang Seng Bank Ltd.	55,200	1,130,414
Kerry Properties Ltd.	419,500	1,192,107
New World Development Co. Ltd.	1,495,000	1,734,037
PCCW Ltd.	1,772,000	1,077,905
Sino Land Co. Ltd.[a]	666,000	1,107,232
VTech Holdings Ltd.	132,700	1,650,338

		10,379,179
JAPAN — 6.27%
Mitsui & Co. Ltd.	83,600	1,230,143
TonenGeneral Sekiyu KK	121,000	1,428,461

		2,658,604
NEW ZEALAND — 10.84%
Sky Network Television Ltd.	572,063	1,946,186
SKYCITY Entertainment Group Ltd.	338,800	938,983
Spark New Zealand Ltd.	666,069	1,714,151

		4,599,320
SINGAPORE — 7.08%
Singapore Post Ltd.[a]	870,000	904,706
Singapore Telecommunications Ltd.	369,100	1,013,925
StarHub Ltd.[a]	514,882	1,085,462

		3,004,093

TOTAL COMMON STOCKS (Cost: $44,772,084)		42,324,947

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.40%

MONEY MARKET FUNDS — 4.40%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.97%[b,c,d]	1,860,763	$1,861,322
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.46%[b,c]	4,192	4,192

		1,865,514

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,865,243)		1,865,514

TOTAL INVESTMENTS IN SECURITIES — 104.17% (Cost: $46,637,327)[e]		44,190,461
Other Assets, Less Liabilities — (4.17)%		(1,767,479)

NET ASSETS — 100.00%		$42,422,982

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $49,344,336. Net unrealized depreciation was $5,153,875, of which $1,019,613 represented gross unrealized appreciation on securities and $6,173,488 represented gross unrealized depreciation on securities.

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA/PACIFIC DIVIDEND ETF

January 31, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$42,324,947	$—	$—	$42,324,947
Money market funds	1,865,514	—	—	1,865,514

Total	$44,190,461	$—	$—	$44,190,461

2

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2017

Security	Shares	Value
COMMON STOCKS — 96.34%

BRAZIL — 9.44%
AES Tiete Energia SA	365,400	$1,689,080
Banco do Brasil SA	768,600	7,601,820
CCR SA	403,200	1,988,152
Engie Brasil Energia SA	100,800	1,147,257
Multiplus SA	390,600	4,418,302
Transmissora Alianca de Energia Eletrica SA Units	756,000	5,157,850

		22,002,461
CHILE — 0.74%
Itau CorpBanca	208,765,116	1,718,087

		1,718,087
CHINA — 18.14%
Agile Property Holdings Ltd.[a]	4,032,000	2,161,666
Agricultural Bank of China Ltd. Class H	8,316,000	3,493,870
ANTA Sports Products Ltd.[b]	504,000	1,610,857
Bank of China Ltd. Class H	6,174,000	2,816,726
Belle International Holdings Ltd.	3,906,000	2,396,149
China Construction Bank Corp. Class H	4,410,000	3,296,410
China Evergrande Group[b]	4,572,000	3,199,490
China Shanshui Cement Group Ltd.[a,b]	1,012,000	65,212
China Shenhua Energy Co. Ltd. Class H	1,764,000	3,760,181
Datang International Power Generation Co. Ltd. Class H	9,428,000	2,454,401
Great Wall Motor Co. Ltd. Class Ha	2,835,000	2,864,467
Guangzhou R&F Properties Co. Ltd. Class H	1,008,000	1,296,480
Huadian Power International Corp. Ltd. Class H	4,536,000	1,934,976
Huaneng Power International Inc. Class H	3,024,000	1,972,000
Industrial & Commercial Bank of China Ltd. Class H	5,040,000	3,104,796
Shenzhen Investment Ltd.	4,788,000	1,956,086
Shougang Fushan Resources Group Ltd.	10,836,000	2,122,693
Zhejiang Expressway Co. Ltd. Class H	1,764,000	1,780,061

		42,286,521

Security	Shares	Value
CZECH REPUBLIC — 2.45%
CEZ AS	226,044	$3,877,437
Komercni Banka AS	51,912	1,837,413

		5,714,850
GREECE — 2.00%
OPAP SA	525,592	4,657,661

		4,657,661
INDIA — 0.55%
Reliance Industries Ltd. GDR[c]	41,580	1,288,980

		1,288,980
MALAYSIA — 3.53%
Berjaya Sports Toto Bhd	2,142,013	1,416,886
British American Tobacco Malaysia Bhd	131,600	1,376,757
Malayan Banking Bhd[b]	1,033,200	1,917,351
Public Bank Bhd	201,600	914,812
Sime Darby Bhd	592,200	1,191,218
Telekom Malaysia Bhd[b]	1,045,800	1,404,788

		8,221,812
PHILIPPINES — 1.56%
Globe Telecom Inc.	41,580	1,437,106
PLDT Inc.	74,340	2,195,917

		3,633,023
POLAND — 2.94%
KGHM Polska Miedz SA	101,430	3,141,009
Orange Polska SA	774,144	1,044,833
Powszechny Zaklad Ubezpieczen SA	302,351	2,660,024

		6,845,866
RUSSIA — 6.33%
MMC Norilsk Nickel PJSC	34,338	5,536,070
Mobile TeleSystems PJSC	963,530	4,450,281
Unipro PJSC	101,178,000	4,757,305

		14,743,656
SOUTH AFRICA — 8.78%
African Bank Investments Ltd.[a,b]	2,216,313	1,644
Barloworld Ltd.	333,648	2,727,597
Coronation Fund Managers Ltd.	583,758	2,888,909
Exxaro Resources Ltd.	241,164	1,902,118
Foschini Group Ltd. (The)	206,640	2,464,657

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2017

Security	Shares	Value
MTN Group Ltd.	316,890	$2,949,569
PPC Ltd.[a]	2,739,867	1,392,292
RMB Holdings Ltd.	405,090	1,952,426
Tiger Brands Ltd.	49,392	1,486,194
Truworths International Ltd.	275,688	1,656,582
Woolworths Holdings Ltd./South Africa	190,593	1,048,403

		20,470,391
TAIWAN — 24.61%
Asia Cement Corp.	2,520,000	2,150,514
Asustek Computer Inc.	186,000	1,619,920
China Steel Corp.	2,016,388	1,627,468
Chunghwa Telecom Co. Ltd.	378,000	1,230,013
Far EasTone Telecommunications Co. Ltd.	630,000	1,495,310
Farglory Land Development Co. Ltd.	2,898,263	3,425,657
Gigabyte Technology Co. Ltd.	1,890,000	2,472,086
Highwealth Construction Corp.	2,142,500	3,188,529
Huaku Development Co. Ltd.	1,512,000	2,961,679
IEI Integration Corp.	1,386,000	2,033,944
Inventec Corp.	2,898,475	2,172,978
Lite-On Technology Corp.	1,267,252	1,908,196
MediaTek Inc.	331,000	2,254,466
Merry Electronics Co. Ltd.	1,315,000	5,453,646
Novatek Microelectronics Corp.	504,000	1,776,686
Oriental Union Chemical Corp.	1,890,000	1,670,165
Radiant Opto-Electronics Corp.	1,134,000	2,047,611
Synnex Technology International Corp.	2,898,000	3,013,935
Taiwan Cement Corp.	2,493,000	2,815,421
Taiwan Mobile Co. Ltd.	504,000	1,680,214
TSRC Corp.	2,016,925	2,326,033
U-Ming Marine Transport Corp.	2,520,000	2,194,730
Wan Hai Lines Ltd.	4,960,000	2,753,270
Wistron NeWeb Corp.	292,124	833,149
WPG Holdings Ltd.	1,890,000	2,255,025

		57,360,645
THAILAND — 11.81%
Advanced Info Service PCL NVDR	478,800	2,162,147
Charoen Pokphand Foods PCL NVDR	2,079,000	1,682,803

Security	Shares	Value
Intouch Holdings PCL NVDR[b]	1,549,800	$2,354,851
Jasmine International PCL NVDR	46,179,000	11,541,471
Land & Houses PCL NVDR[b]	9,408,700	2,592,002
PTT Global Chemical PCL NVDR	1,020,600	1,963,807
Sansiri PCL NVDR	48,144,666	2,556,959
Siam Cement PCL (The) NVDR	79,600	1,143,925
Thai Oil PCL NVDR	756,000	1,540,557

		27,538,522
TURKEY — 3.46%
Eregli Demir ve Celik Fabrikalari TAS	3,004,596	4,623,863
Tofas Turk Otomobil Fabrikasi AS	213,822	1,474,810
Turk Telekomunikasyon AS	534,139	796,536
Turk Traktor ve Ziraat Makineleri AS	55,663	1,158,863

		8,054,072

TOTAL COMMON STOCKS (Cost: $218,312,707)		224,536,547

PREFERRED STOCKS — 3.32%

BRAZIL — 3.32%
Cia. Energetica de Minas Gerais	1,827,063	5,309,051
Telefonica Brasil SA	163,800	2,430,351

		7,739,402

TOTAL PREFERRED STOCKS (Cost: $6,881,016)		7,739,402

SHORT-TERM INVESTMENTS — 3.15%

MONEY MARKET FUNDS — 3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.97%[d,e,f]	6,968,426	6,970,517
BlackRock Cash Funds: Treasury, SL Agency Shares
0.46%[d,e]	365,475	365,475

		7,335,992

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,333,915)		7,335,992

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND ETF

January 31, 2017

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 102.81% (Cost: $232,527,638)[g]	$239,611,941
Other Assets, Less Liabilities — (2.81)%	(6,545,008)

NET ASSETS — 100.00%	$233,066,933

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $238,765,292. Net unrealized appreciation was $846,649, of which $22,795,338 represented gross unrealized appreciation on securities and $21,948,689 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$224,469,691	$—	$66,856	$224,536,547
Preferred stocks	7,739,402	—	—	7,739,402
Money market funds	7,335,992	—	—	7,335,992

Total	$239,545,085	$—	$66,856	$239,611,941

5

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: March 31, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 31, 2017